Cost of services	12 Months Ended
Dec. 31, 2019
Cost Of Service [Abstract]
Cost of services
22.	Cost of services

Cost of services for the years ended December 31,  2017,  2018 and 2019 were comprised of the following:

	2017		2018		2019
Employee cost (Note 24)	Ps.	663,360	Ps.	773,630	Ps.	877,068
Maintenance		505,352		528,929		578,510
Safety, security and insurance		317,023		386,079		428,208
Utilities		278,895		334,994		380,370
Other		345,777		430,090		480,708
	Ps.	2,110,407	Ps.	2,453,722	Ps.	2,744,864